Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2015
Related Party Balances and Transactions
Related Party Balances and Transactions

20. Related Party Balances and Transactions

Amounts due from related parties are comprised of the following:

	As of December 31,
	2014	2015
	$	$
Customer and supplier	684	11,893
Other	6,093,576	1,539,980

Total amounts due from related parties	6,094,260	1,551,873

Amounts due to related parties are comprised of the following:

	As of December 31,
	2014	2015
	$	$
Management	2,024,000	1,012,000
Customer and supplier	4,831,288	3,195,923
Other	500,898	5,726,765

Total amounts due to related parties	7,356,186	9,934,688

(a) Customer and supplier

Transactions with customers and suppliers who are related parties are as follows:

Revenue recognized by the Group:

	Years Ended December 31,
	2013	2014	2015
	$	$	$
Beijing China Real Estate Research Association Technology Ltd (“CRERAT”)	1,084,047	136,708	117,447
SINA Corporation (“SINA”)	—	445,733	327,489
Shanghai Guanfu Treasure-house Assets Management Co., Ltd (“Guanfu Treasure-house”)	—	—	616,698

Selling, general and administrative expenses recorded by the Group:

	Years Ended December 31,
	2013	2014	2015
	$	$	$
CRERAT	—	—	80,594
SINA	—	4,911,660	31,742
Guanfu Treasure-house	—	409,305	79,356

Cost of revenue recorded by the Group:

	Years Ended December 31,
	2013	2014	2015
	$	$	$
SINA	6,033,036	6,643,317	6,175,036

 Intangible assets purchased by the Group:

	Years Ended December 31,
	2013	2014	2015
	$	$	$
SINA	—	1,473,498	—
Hangzhou Kuyue	—	1,778,188	*

*Hangzhou Kuyue became a wholly owned subsidiary of the Group from July 2015 (Note 5).

Amount due from (to) customers and suppliers who are related parties are as follows:

Amount due from (to) related parties

	As of December 31,
	2014	2015
	$	$
CRERAT	684	8,906
SINA	(3,616,957)	(3,195,923)
Guanfu Treasure-house	(326,850)	2,987
Hangzhou Kuyue	(887,481)	*

CRERAT is a joint venture formed by the Group with China Real Estate Research Association and China Real Estate Association, with the Group owning 51% equity interest of the entity.

Mr. Charles Chao, SINA’s chairman and chief executive officer, has served as a co-chairman of the Company’s board of directors after the Merger on April 2012 (related party since April, 2012), and SINA has been a major shareholder of the Company since then.

Guanfu Treasure-house, an entity controlled by Mr. Xinzhou, co-chairman and chief executive officer of the Group, controls Guanfu Treasure-house. The amount due to Guanfu Treasure-house represents payables for the services provided by the entity.

The group acquired 21% equity interest of Hangzhou Kuyue in 2014, and can exercise significant influence over the entity. During the acquisition of 79% equity interest in 2015, the Group purchased 30% equity interest of Hangzhou Kuyue at RMB33,000,000 ($5,393,025) from SINA. Hangzhou Kuyue became a wholly owned subsidiary of the Group in May 2015 (Note 5).

(b) Affiliates

Amounts due from (to) affiliates are comprised as the following:

	As of December 31,
	2014	2015
	$	$
Shanghai Yueshun Real Estate Development Co., Ltd. (1)	280,750	—
Shanghai Jin Yue Real Estate Development Co., Ltd. (2)	(390,801)	(368,259)
Suzhou Hehui Xuyuechang Equity Investment Center (“Xuyuechang Center”) (3)	285,272	—
Suzhou Hehui Xuyuerong Equity Investment Center (“Xuyuerong Center”) (3)	23,461	—
Suzhou Hehui Xuyuezhen Equity Investment Center (“Xuyuezhen Center”) (3)	115,447	—
E-House (China) Real Estate Investment Fund 1 L.P. (the “Fund”)(4)	5,388,646	(190,333)
Muxin Center(5)	(110,097)	—
Jupai (6)	—	1,539,980
Jupai (6)	—	(5,168,173)

Notes:

(1)	Xin Zhou is a director of the entity. The amount receivable (payable) is the rental cost paid (rental income received) by the Group on behalf of the entity.

(2)	Xin Zhou is a director of the entity. The amount payable is rental expense paid by the entity on behalf of E-Commercial (Shanghai) Real Estate Advisory Co, Ltd.

(3)

Scepter holds 0.6%, 0.5% and 0.5% equity interest of Xuyuechang Center, Xuyuerong Center and Xuyuezhen Center, respectively and also acts as a non-acting general partner and provides investment advice to the entities. The amount t receivable of December 31, 2014 is the management fee receivable from the entities. Subsequent to the Jupai Transaction, the Group no longer directly holds any equity interests and earned any management fee from these entities.

(4)

In January 2008, the Group formed the Fund, which seeks to invest in China’s real estate sector through diversified investment strategies at all levels of the real estate value chain. The Group’s 51% owned subsidiary, E-House Real Estate Asset Management Limited, acts as the Fund’s general partner. The general partner receives annual management fee and carried interest on a success basis. Major investors of the Fund include institutions and high net worth individuals. Mr. Xin Zhou, the Company’s co-chairman and chief executive officer, and Mr. Neil Nanpeng Shen, director of the Company, invested a total of $28 million in the Fund. They are also among the minority shareholders of the general partner. The Group has no investment in the Fund. The amount receivable of December 31, 2014 is the carried interest receivable from the Fund. The amount payable of December 31, 2015 is the cash received on behalf of the Fund.

(5)

The Group holds 23.4% equity interest of Muxin Center and Scepter also acts as general partner and provides investment advice to the entities. The amount payable is the advance management fee received by the Group. Subsequent to the Jupai Transaction, the Group no longer earns any management fee from Muxin Center.

(6)

The Group is the largest shareholder of Jupai, and Mr Xin Zhou, the Group’s co-chairman and chief executive officer of the Group is a director of Jupai. The receivable balance was dividend receivable from Yidezhen, a subsidiary of Scepter, which became a subsidiary of Jupai from July, 2015. The payable balance represents the acquisition deposit from Jupai for acquiring an long-term investment held by the Group. The acquisition was still in the process by the end of year 2015.

(c) Management

The amount due to management represents consideration paid by management for unvested restricted shares under Leju Plan.

On March 25, 2013, E-House (China) Holdings Limited issued an aggregate of 17,790,125 ordinary shares of the Company to Kanrich Holdings Limited (“Kanrich”), a British Virgin Islands company owned by certain key members of the Company’s management, including Mr. Xin Zhou, co-chairman of the Company’s board of directors and chief executive officer, for an aggregate purchase price of $62,621,240.

(d) Real Estate Investment Fund Management

Management fees or carried interest from funds are comprised of the following:

	Years Ended December 31,
	2013	2014	2015
	$	$	$
The Fund	63,567	5,386,412	—
E-House Shengyuan Equity Investment Center (“Shengyuan Center”)	1,549,416	1,410,790	85,367
E-House Shengquan Equity Investment Center (“Shengquan Center”)	611,205	559,100	139,415
Wuling Center (Note 4)	3,804,667	3,012,485	1,589,942
Shouxin Center (Note 4)	—	120,858	58,832
Muxin Center (Note 4)	—	191,770	123,998
Jupai(2)	—	—	682,462
Others(1)	305,343	1,061,829	495,121

Total management fee or carried interest earned	6,334,198	11,743,244	3,175,137

The amount presented in the table is the revenue without net of sales tax.

Notes:

Scepter’s subsidiaries or VIEs act as the general partners of Shenyuan Center, Shenquan Center, Wuling Center, Shouxin Center and Muxin Center, and act as non-acting general partner of Xuyuechang Center, Xuyuerong Center and Xuyuezhen Center, and earned management fee. Subsequent to the Jupai Transaction in July 2015 (Note 1), the Group no longer generates any management fee from such entities from then to December 31, 2015. The management fee for above entities in 2015 is the management fee eared from January 1 2015 to the Jupai transaction date.

(1)

Others represent Xuyuechang Center, Xuyuerong Center and Xuyuezhen Center. The amount represents management fee recognized from these entities during the periods up to the date of the Jupai Transaction.

(2)	The amount represents management fee recognized from a subsidiary of Jupai by a subsidiary of Scepter before the Jupai Transaction (Note1).

In January 2010, Shengyuan Center was formed for the purpose of making equity investments in areas deemed suitable. The Group invested $10,065,348 (RMB65,000,000) into the Shengyuan Center for a 13% equity interest. Mr. Xin Zhou, the Company’s co-chairman and chief executive officer, owns an 8% equity interest in the Shengyuan Center and is a limited partner. In 2014 and 2015, the Group received $1,781,581 (RMB10,881,747 ) and $2,897,802 (RMB 18,258,244 ) capital return from Shengyuan Center, respectively.

In April 2010, Shengquan Center, which seeks to invest in China’s real estate sector through diversified investment strategies at all levels of the real estate value chain, was formed. Mr. Xin Zhou, the Company’s co-chairman and chief executive officer, holds a 2.4% equity interest in the Shengquan Center.